Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Summary of Exposure to Foreign Currency Risk
The Group’s exposure to foreign currency risk at the end of the reporting period, expressed in Australian dollar, was as follows:

	June 30, 2025		June 30, 2024
	USD	EUR	USD	EUR
Cash in bank	10,472,161	1,872,038	16,024,380	64,516,106
Short term investment	12,500,366	—	—	—
Forward contract	—	18,528,000	—	—
Trade and other receivables	—	—	27,456	5,439,790
Trade and other payables	(1,777,611)	(25,164)	(370,607)	(3,006,610)

Summary of Credit Quality of Cash and Cash Equivalents

	June 30, 2025	June 30, 2024
	$	$
Cash at bank and short-term bank deposits excluding restricted cash
Minimum rating of A	129,692,994	181,876,455

Summary of Contractual Undiscounted Cash Flows
The amounts disclosed in the table are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

					Carrying
Contractual maturities of financial liabilities At June 30, 2025	Less than 12 months $	Between 1 and 2 years $	Between 2 and 5 years $	Total contractual cash flows $	Amount (assets) / liabilities $
Non-Derivatives
Trade and other payables	10,634,558	—	—	10,634,558	10,634,558
Convertible note liability (refer note 17)	1,117,255	—	—	1,117,255	1,104,878
Lease liability	230,499	158,259	179,588	568,346	520,304

	11,982,312	158,259	179,588	12,320,159	12,259,740

Contractual maturities of financial liabilities At June 30, 2024	Less than 12 months $	Between 1 and 2 years $	Between 2 and 5 years $	Total contractual cash flows $	Amount (assets) / liabilities $
Non-Derivatives
Trade and other payables	9,562,165	—	—	9,562,165	9,562,165
Convertible note liability (refer note 17)	—	1,117,255	—	1,117,255	960,763
Lease liability	264,842	175,428	265,907	706,177	640,865

	9,827,007	1,292,683	265,907	11,385,597	11,163,793

Summary of Financial Assets and Financial Liabilities Measured and Recognized at Fair Value
The following table presents the Group’s financial assets and financial liabilities measured and recognized at fair value at June 30, 2025 and June 30, 2024 on a recurring basis:

At June 30, 2025	Level 1 $	Level 2 $	Level 3 $	Total $
Financial Assets
Short-term investments	62,284,779	—	—	62,284,779
Derivative financial asset	—	9,242	—	9,242
Total financial assets	62,284,779	9,242	—	62,294,021
Financial Liabilities
Convertible note liability	—	—	1,104,878	1,104,878

Total financial liabilities	—	—	1,104,878	1,104,878

At June 30, 2024	Level 1 $	Level 2 $	Level 3 $	Total $
Financial Assets
Short-term investments	20,086,308	—	—	20,086,308
Total financial assets	20,086,308	—	—	20,086,308
Financial Liabilities
Convertible note liability	—	—	960,763	960,763

Total financial liabilities	—	—	960,763	960,763

Summary Of Information About Quantitative Information Of Significant Inputs In Fair Value Measurements
The following table summarizes the quantitative information about the significant inputs used in level 3 fair value measurements:

Description	Fair Value at June 30, 2025 $	Unobservable inputs	Range of inputs
Convertible note	1,104,878	Face Value	859,427
		Interest Rate of Note	3%
		Risk adjusted Interest rate	15%